UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08529

Monteagle Funds

(Exact name of registrant as specified in charter)

209 Tenth Avenue South, Suite 332	Nashville, Tennessee 37203
(Address of principal executive offices)	(Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, PA    19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code:  888.263.5593

Date of fiscal year end:  08/31/2010

Date of reporting period: 05/31/2010

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
May 31, 2010 (Unaudited)

PAR VALUE	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 32.76%	FAIR VALUE

	U.S. Treasury Notes - 10.43%
$750,000	3.625%, due 08/15/2019	$785,567
2,000,000	3.625%, due 2/15/2020	2,051,720
750,000	3.75%, due 11/15/2018	770,566
		3,607,853
	Federal Farm Credit Bank - 4.74%
530,000	3.23%, due 07/14/2014	531,795
750,000	4.875%, due 12/16/2015	845,572
250,000	5.375%, due 07/18/2011	263,355
		1,640,722
	Federal Home Loan Bank - 9.19%
250,000	5.00%, due 09/03/2015	252,586
500,000	5.05%, due 01/03/2018	541,173
250,000	5.125%, due 08/14/2013	277,975
500,000	5.25%, due 06/18/2014	565,359
500,000	5.25%, due 11/08/2017	510,688
250,000	5.50%, due 08/25/2014	253,115
250,000	5.75%, due 05/15/2012	273,150
500,000	6.00%, due 07/27/2017	504,172
		3,178,218
	Federal Home Loan Mortgage Corporation - 4.44%
1,000,000	3.75%, due 03/27/2019	1,015,946
500,000	5.625%, due 03/15/2011	520,179
		1,536,125
	Federal National Mortgage Association - 3.96%
500,000	5.00%, due 03/02/2015	558,230
250,000	5.00%, due 08/02/2012	270,991
500,000	5.00%, due 08/02/2012	541,083
		1,370,304
	Total U.S. Government and Agency Obligations (Cost $10,915,120)	11,333,222

PAR VALUE	CORPORATE BONDS - 40.64%	FAIR VALUE

	Aerospace & Defense - 3.49%
$575,000	General Dynamics Corp., 5.25%, due 02/01/2014 (b)	$640,733
500,000	United Technologies Corp., 5.375%, due 12/15/2017 (b)	565,489
		1,206,222
	Banks - 8.17%
500,000	Bank of America Corp., 4.875%, due 01/15/2013	521,256
500,000	Goldman Sachs Group, Inc., 5.95%, due 01/18/2018	508,005
500,000	JPMorgan Chase & Co., 6.00%, due 01/15/2018	540,633
200,000	Morgan Stanley, 6.60% due 04/01/2012	210,525
250,000	State Street Corp., 4.30%, due 05/30/2014	262,284
500,000	SunTrust Bank, 6.375%, due 04/01/2011	517,289
250,000	Wells Fargo & Co., 5.25%, due 10/23/2012	267,847
		2,827,839

	Beverages - 3.96%
300,000	Anheuser-Busch Cos., Inc., 6.00%, due 04/15/2011	311,253
500,000	Bottling Group, LLC, 4.625%, due 11/15/2012	539,396
500,000	Coca-Cola Co., 5.75%, due 03/15/2011	518,299
		1,368,948

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
May 31, 2010 (Unaudited)

PAR VALUE	CORPORATE BONDS - 40.64% (continued)	FAIR VALUE

	Biotechnology - 1.55%
$250,000	Amgen, Inc., 4.50%, due 3/15/2020 (b)	$259,921
250,000	Amgen, Inc., 4.85%, due 11/18/2014 (b)	274,582
		534,503
	Computers - 1.15%
350,000	Hewlett-Packard Co., 6.125%, due 03/01/2014	398,834

	Diversified Financial Services - 1.59%
500,000	CME Group, Inc., 5.75%, due 02/15/2014	551,323

	Electric - 2.95%
500,000	Florida Power Corp., 4.55%, due 04/01/2020 (b)	510,792
500,000	Georgia Power Co., 4.25%, due 12/01/2019 (b)	510,666
		1,021,458

	Electrical Components - 0.80%
250,000	Emerson Electric Co., 5.125%, due 12/01/2016 (b)	275,739

	Food - 2.03%
250,000	Campbell Soup Co., 6.75%, due 02/15/2011 (b)	260,709
400,000	McCormick & Co., Inc., 5.25%, due 09/01/2013 (b)	440,968
		701,677
	Healthcare - Products - 1.93%
600,000	Johnson & Johnson, 5.15%, due 07/15/2018	666,044

	Healthcare - Services - 0.05%
15,000	UnitedHealth Group, Inc., 5.00%, due 08/15/2014 (b)	16,043

	Household Products - 0.79%
250,000	Kimberly-Clark Corp., 5.00%, due 08/15/2013 (b)	274,859

	Mining - 1.49%
500,000	Alcoa, Inc., 5.375%, due 01/15/2013	516,946

	Miscellaneous Manufacturing - 1.55%
500,000	General Electric Co., 5.25%, due 12/06/2017	536,072

	Office & Business Equipment - 0.80%
250,000	Pitney Bowes, Inc., 5.75%, due 09/15/2017 (b)	275,532

	Oil & Gas - 3.03%
250,000	BP Capital Markets, PLC, 4.75%, due 03/10/2019	249,655
250,000	ConocoPhillips Australia Funding Co., 5.50%, due 04/15/2013 (b)	275,253
500,000	Shell International Finance, 5.625%, due 06/27/2011	524,998
		1,049,906
	Pharmaceuticals - 2.40%
250,000	Abbott Laboratories, 5.15%, due 11/30/2012	273,003
500,000	GlaxoSmithKline Capital, Inc., 5.65%, due 05/15/2018	557,626
		830,629

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
May 31, 2010 (Unaudited)

PAR VALUE	CORPORATE BONDS - 40.64% (continued)	FAIR VALUE

	Retail - 0.79%
$250,000	Lowe's Cos., Inc., 5.60%, due 09/15/2012 (b)	$273,818

	Software - 1.48%
500,000	Oracle Corp., 5.00%, due 01/15/2011	512,232

	Telecommunications - 0.64%
200,000	SBC Communications, Inc., 5.625%, due 06/15/2016	221,888

	Total Corporate Bonds (Cost $13,229,010)	14,060,512

PAR VALUE	MORTGAGE-BACKED SECURITIES - 19.17%	FAIR VALUE

	Federal Home Loan Mortgage Corporation - 6.49%
$155,354	Series 15L, 7.00%, due 07/25/2023	$162,568
207,163	Series 2743 CA, 5.00%, due 02/15/2034	207,898
272,311	Series 2840 VC, 5.00%, due 08/15/2015	291,767
629,686	Series 2841 BY, 5.00%, due 08/15/2019	681,446
82,288	Series 3058 WV, 5.50%, due 10/15/2035	85,008
750,000	Series 3290 PD, 5.50%, due 3/15/2035	816,575
		2,245,262
	Federal National Mortgage Association - 8.62%
1,100,000	Pool 386008, 4.52%, due 04/01/2013	1,149,660
287,603	Pool 545759, 6.50%, due 07/01/2032	319,048
149,258	Pool 725421, 7.00%, due 09/01/2017	163,369
117,684	Pool 754289, 6.00%, due 11/01/2033	129,020
409,858	Pool 882684, 6.00%, due 06/01/2036	443,191
300,000	Series 2003-54-PG, 5.50%, due 09/25/2032	329,189
411,704	Series 2007-40-PT, 5.50%, due 05/25/2037	448,717
		2,982,194
	Government National Mortgage Association - 4.06%
151,787	Pool 476998, 6.50%, due 07/15/2029	169,231
217,077	Pool 648337, 5.00%, due 10/15/2020	232,678
288,827	Pool 676516, 6.00%, due 02/15/2038	313,008
680,967	Series 2003-81 PB, 6.00%, due 03/20/2029	688,156
		1,403,073
	Total Mortgage-Backed Securities (Cost $6,321,685)	6,630,529

PAR VALUE	MUNICIPAL OBLIGATIONS - 0.46%	FAIR VALUE

$160,000	Atlanta & Fulton County Recreation Authority Revenue, 6.625%, due 12/01/2011 (Cost $160,264)	$160,155

SHARES	MONEY MARKET FUNDS - 6.05%	FAIR VALUE

2,092,745	Fidelity Institutional Money Market Fund Class I, 0.26% (a) (Cost $2,092,745)	$2,092,745

	Total Investments at Value - 99.08% (Cost $32,718,824)	$34,277,163

	Other Assets in Excess of Liabilities, Net - 0.92%	319,641

	Net Assets - 100.00%	$34,596,804

(a) Rate shown represents the rate at May 31, 2010, is subject to change and resets daily.
(b) This security is categorized as a level 2 security; for additional information and description of the levels, refer to the table included in Note 1 in the accompanying notes to the schedules of investments.

The accompanying notes are an integral part of this schedule of investments.

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS
May 31, 2010 (Unaudited)

SHARES	COMMON STOCKS - 99.42%	FAIR VALUE

	Advertising - 0.77%
5,140	Omnicom Group, Inc.	$195,063

	Aerospace & Defense - 1.47%
5,565	United Technologies Corp.	374,970

	Apparel - 2.77%
9,745	NIKE, Inc. - Class B	705,343

	Banks - 2.76%
950	Goldman Sachs Group, Inc.	137,047
14,305	JPMorgan Chase & Co.	566,192
		703,239
	Beverages - 2.26%
6,995	Coca-Cola Co.	359,543
3,445	PepsiCo, Inc.	216,656
		576,199
	Biotechnology - 2.14%
4,345	Amgen, Inc. (a)	224,984
8,929	Gilead Sciences, Inc. (a)	320,730
		545,714
	Chemicals - 2.15%
5,935	Air Products & Chemicals, Inc.	409,871
2,720	Monsanto Co.	138,366
		548,237
	Coal - 1.02%
6,685	Peabody Energy Corp.	260,448

	Commercial Services - 2.36%
8,300	Visa, Inc. - Class A	601,418

	Computers - 12.99%
5,210	Apple, Inc. (a)	1,339,804
15,790	Cognizant Technology Solutions Corp. - Class A (a)	790,132
4,030	Dell, Inc. (a)	53,720
8,500	Hewlett-Packard Co.	391,085
5,885	International Business Machines Corp.	737,155
		3,311,896
	Cosmetics & Personal Care - 4.19%
9,695	Alberto-Culver Co.	266,806
3,200	Colgate-Palmolive Co.	249,888
9,020	Procter & Gamble Co.	551,032
		1,067,726
	Distribution/Wholesale - 1.60%
4,000	W.W. Grainger, Inc.	407,000

	Diversified Financial Services - 4.08%
2,430	Intercontinental Exchange, Inc. (a)	282,196
15,935	Jefferies Group, Inc.	371,764
7,800	T Rowe Price Group, Inc.	386,256
		1,040,216

	Electrical Components - 0.73%
4,000	Emerson Electric Co.	185,760

	Electronics - 0.80%
4,790	Amphenol Corp. - Class A	203,096

	Engineering & Construction - 1.45%
7,850	Fluor Corp.	368,322

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS
May 31, 2010 (Unaudited)

SHARES	COMMON STOCKS - 99.42% (continued)	FAIR VALUE

	Food - 4.05%
11,350	McCormick & Co., Inc.	$437,769
16,905	Sysco Corp.	503,938
2,240	Whole Foods Market, Inc. (a)	90,563
		1,032,270
	Gas - 1.03%
5,420	National Fuel Gas Co.	263,412

	Healthcare - Products - 2.44%
2,549	CR Bard, Inc.	206,393
5,370	Johnson & Johnson	313,071
2,600	Medtronic, Inc.	101,868
		621,332
	Insurance - 0.30%
3,535	Marsh & Mclennan Cos., Inc.	77,098

	Internet - 4.16%
1,665	Amazon.com, Inc. (a)	208,891
1,755	Google, Inc - Class A (a)	851,491
		1,060,382
	Iron/Steel - 1.06%
18,420	Steel Dynamics, Inc.	270,221

	Machinery - Diversified - 3.26%
5,510	Deere & Co.	317,817
8,865	Roper Industries, Inc.	514,347
		832,164
	Media - 3.22%
8,375	DIRECTV - Class A (a)	315,654
15,120	Walt Disney Co.	505,310
		820,964
	Metal Fabricate & Hardware - 0.63%
1,385	Precision Castparts Corp.	161,629

	Mining - 1.00%
3,650	Freeport-McMoRan Copper & Gold, Inc.	255,682

	Miscellaneous Manufacturing - 4.01%
3,400	3M Co.	269,654
9,467	Danaher Corp.	751,490
		1,021,144
	Oil & Gas - 2.32%
4,500	Apache Corp.	402,930
5,000	Southwestern Energy Co. (a)	188,050
		590,980
	Oil & Gas Services - 1.43%
6,700	Cameron International Corp. (a)	242,540
2,075	FMC Technologies, Inc. (a)	120,661
		363,201
	Pharmaceuticals - 4.65%
9,626	Abbott Laboratories	457,813
4,915	Express Scripts, Inc. (a)	494,449
6,927	Merck & Co., Inc.	233,371
		1,185,633

	Retail - 8.07%
8,540	GameStop Corp. - Class A (a)	194,627
3,950	J. Crew Group, Inc. (a)	180,278
11,520	Lowe's Cos., Inc.	285,120
8,570	McDonald's Corp.	573,076
5,120	Target Corp.	279,194
10,750	Wal-Mart Stores, Inc.	543,520
		2,055,815

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS
May 31, 2010 (Unaudited)

SHARES	COMMON STOCKS - 99.42% (continued)	FAIR VALUE

	Semiconductors - 3.70%
3,010	Broadcom Corp.	$103,905
16,675	Intel Corp.	357,178
14,370	Microchip Technology, Inc.	400,205
1,800	Silicon Laboratories, Inc. (a)	81,774
		943,062
	Software - 5.46%
5,905	Adobe Systems, Inc. (a)	189,432
27,050	Microsoft Corp.	697,890
22,400	Oracle Corp.	505,568
		1,392,890
	Telecommunications - 4.26%
10,095	American Tower Corp. (a)	409,150
12,980	Cisco Systems, Inc. (a)	300,617
10,590	QUALCOMM, Inc.	376,580
		1,086,347
	Transportation - 0.83%
3,380	United Parcel Service, Inc.	212,129

	Total Common Stocks (Cost $23,187,177)	25,341,002

SHARES	MONEY MARKET FUND - 0.53%	FAIR VALUE

134,542	Fidelity Institutional Money Market Fund Class I, 0.26% (b) (Cost $134,542)	$134,542

	Total Investments at Value - 99.95% (Cost $23,321,719)	$25,475,544

	Other Assets in Excess of Liabilities, Net - 0.05%	13,876

	Net Assets - 100.00%	$25,489,420

(a) Non-income producing security.
(b) Rate shown represents the rate at May 31, 2010, is subject to change and resets daily.

The accompanying notes are an integral part of this schedule of investments.

MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS
May 31, 2010 (Unaudited)

SHARES	COMMON STOCKS - 91.84%	FAIR VALUE

	Aerospace & Defense - 2.84%
2,300	Boeing Co.	$147,614
1,300	Lockheed Martin Corp.	103,896
		251,510
	Auto Manufacturers - 2.76%
5,957	PACCAR, Inc.	244,237

	Banks - 5.42%
7,400	Bank of America Corp.	116,476
3,900	Bank of New York Mellon Corp.	106,080
5,900	Morgan Stanley	159,949
1,900	Northern Trust Corp.	96,539
		479,044

	Biotechnology - 0.99%
1,800	Genzyme Corp. (a)	87,570

	Chemicals - 3.92%
3,500	Ashland, Inc.	187,635
5,900	Dow Chemical Co.	158,769
		346,404
	Coal - 1.32%
3,000	Peabody Energy Corp.	116,880

	Commercial Services - 1.24%
7,500	Total System Services, Inc.	109,500

	Computers - 1.25%
2,200	Cognizant Technology Solutions Corp. - Class A (a)	110,088

	Diversified Financial Services - 2.83%
436	CME Group, Inc.	138,059
3,900	NYSE Euronext	111,813
		249,872
	Electric - 1.00%
2,500	FirstEnergy Corp.	88,025

	Hand & Machine Tools - 1.30%
2,600	Snap-On, Inc.	114,920

	Healthcare - Products - 1.08%
1,800	Stryker Corp.	95,454

	Healthcare - Services - 5.60%
8,167	UnitedHealth Group, Inc.	237,415
5,016	WellPoint, Inc. (a)	257,321
		494,736
	Housewares - 1.64%
8,700	Newell Rubbermaid, Inc.	144,942

	Insurance - 2.93%
2,800	Aflac, Inc.	124,040
3,900	Assurant, Inc.	135,330
		259,370
	Iron & Steel - 3.40%
2,900	Allegheny Technologies, Inc.	158,572
3,000	United States Steel Corp.	141,630
		300,202
	Machinery - Construction - 1.86%
2,700	Caterpillar, Inc.	164,052

MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS
May 31, 2010 (Unaudited)

SHARES	COMMON STOCKS - 91.84% (continued)	FAIR VALUE

	Machinery - Diversified - 3.78%
2,800	Cummins, Inc.	$190,344
2,500	Deere & Co.	144,200
		334,544
	Mining - 5.22%
9,400	Alcoa, Inc.	109,416
2,000	Freeport-McMoRan Copper & Gold, Inc.	140,100
12,000	Titanium Metals Corp. (a)	212,040
		461,556
	Miscellaneous Manufacturing - 2.75%
7,300	General Electric Co.	119,355
2,900	Honeywell International, Inc.	124,033
		243,388
	Oil & Gas - 9.92%
4,900	Chesapeake Energy Corp.	109,466
2,200	ConocoPhillips	114,092
6,000	Denbury Resources, Inc. (a)	98,700
1,600	Devon Energy Corp.	102,160
1,900	Hess Corp.	101,080
3,100	Noble Corp.	90,117
5,200	Rowan Cos., Inc. (a)	128,752
6,500	Tesoro Corp.	76,050
1,000	Transocean Ltd. (a)	56,770
		877,187
	Oil & Gas Services - 4.78%
2,500	Baker Hughes, Inc.	95,350
3,500	Halliburton Co.	86,905
1,800	Schlumberger Ltd.	101,070
3,700	Smith International, Inc.	138,972
		422,297
	Packaging & Containers - 1.20%
3,700	Bemis Co., Inc.	106,116

	Pharmaceuticals - 4.58%
5,400	Bristol-Myers Squibb Co.	125,334
2,191	Merck & Co., Inc.	73,815
13,500	Pfizer, Inc.	205,605
		404,754
	Retail - 6.68%
2,000	Kohl's Corp. (a)	101,500
6,000	Starbucks Corp.	155,340
6,121	Target Corp.	333,778
		590,618
	Semiconductors - 6.21%
22,477	Applied Materials, Inc.	290,178
5,300	Intel Corp.	113,526
4,000	MEMC Electronic Materials, Inc. (a)	45,400
4,100	Texas Instruments, Inc.	100,122
		549,226
	Telecommunications - 2.23%
4,000	AT&T, Inc.	97,200
2,800	QUALCOMM, Inc.	99,568
		196,768
	Transportation - 3.11%
3,000	CSX Corp.	156,750
2,100	Norfolk Southern Corp.	118,566
		275,316

	Total Common Stocks (Cost $7,547,626)	8,118,576

MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS
May 31, 2010 (Unaudited)

SHARES	MONEY MARKET FUND - 8.03%	FAIR VALUE

709,705	Fidelity Institutional Money Market Fund Class I, 0.26% (b) (Cost $709,705)	$709,705

	Total Investments at Value - 99.87% (Cost $8,257,331)	$8,828,281

	Other Assets in Excess of Liabilities, Net - 0.13%	11,351

	Net Assets - 100.00%	$8,839,632

(a) Non-income producing security.
(b) Rate shown represents the rate at May 31, 2010, is subject to change and resets daily.
ADR - America Depository Receipt.

The accompanying notes are an integral part of this schedule of investments.

MONTEAGLE VALUE FUND
SCHEDULE OF INVESTMENTS
May 31, 2010 (Unaudited)

SHARES	COMMON STOCKS - 94.17%	FAIR VALUE

	Aerospace & Defense - 6.11%
8,000	Goodrich Corp.	$555,200
5,600	Triumph Group, Inc.	388,696
		943,896
	Chemicals - 7.37%
10,000	Eastman Chemical Co.	603,900
14,750	E.I. du Pont de Nemours & Co.	533,508
		1,137,408
	Commercial Services - 1.78%
16,000	SAIC, Inc. (a)	275,040

	Diversified Financial Services - 1.73%
9,000	Legg Mason, Inc.	267,480

	Electric - 4.30%
25,550	Duke Energy Corp.	407,778
11,000	NRG Energy, Inc. (a)	256,850
		664,628
	Engineering & Construction - 1.77%
8,000	Shaw Group, Inc. (a)	272,880

	Insurance - 2.99%
9,000	Aspen Insurance Holdings Ltd.	227,340
15,000	Montpelier Re Holdings Ltd.	234,150
		461,490
	Mining - 11.99%
22,000	Alcoa, Inc.	256,080
14,000	Barrick Gold Corp.	589,120
14,000	Newmont Mining Corp.	753,480
5,000	Vulcan Materials Co.	252,400
		1,851,080
	Miscellaneous Manufacturing - 5.62%
57,000	Eastman Kodak Co. (a)	321,480
25,000	Trinity Industries, Inc.	546,250
		867,730
	Oil & Gas - 5.98%
16,000	Marathon Oil Corp.	497,440
7,494	Transocean Ltd. (a)	425,434
		922,874
	Oil & Gas Services - 3.22%
20,000	Halliburton Co.	496,600

	Packaging & Containers - 1.88%
9,400	Sonoco Products Co.	290,554

	Pharmaceuticals - 7.99%
10,000	Bristol-Myers Squibb Co.	232,100
16,147	Merck & Co., Inc.	543,993
30,000	Pfizer, Inc.	456,900
		1,232,993
	Retail - 9.40%
34,000	Gap, Inc.	741,200
5,000	Sears Holdings Corp. (a)	440,300
60,000	Wendy's/Arby's Group, Inc.	270,600
		1,452,100
	Semiconductors - 5.76%
45,000	Amkor Technology, Inc. (a)	306,450
17,000	Applied Materials, Inc.	219,470
17,000	Intel Corp.	364,140
		890,060

MONTEAGLE VALUE FUND
SCHEDULE OF INVESTMENTS
May 31, 2010 (Unaudited)

SHARES	COMMON STOCKS - 94.17% (continued)	FAIR VALUE

	Telecommunications - 9.11%
90,000	Adaptec, Inc. (a)	$261,000
20,000	AT & T, Inc.	486,000
226	Fairpoint Communications, Inc. (a)	11
9,700	Rogers Communications, Inc. - Class B	330,091
12,000	Verizon Communications, Inc.	330,240
		1,407,342

	Transportation - 7.17%
10,000	CSX Corp.	522,500
14,000	Tidewater, Inc.	585,340
		1,107,840

	Total Common Stocks (Cost $12,192,963)	14,541,995

SHARES	MONEY MARKET FUND - 5.66%	FAIR VALUE

873,970	Fidelity Institutional Money Market Fund Class I, 0.26% (b) (Cost $873,970)	$873,970

	Total Investments at Value - 99.83% (Cost $13,066,933)	$15,415,965

	Other Assets in Excess of Liabilities, Net - 0.17%	26,322

	Net Assets - 100.00%	$15,442,287

(a) Non-income producing security.
(b) Rate shown represents the rate at May 31, 2010, is subject to change and resets daily.

The accompanying notes are an integral part of this schedule of investments.

MONTEAGLE INFORMED INVESTOR GROWTH FUND
SCHEDULE OF INVESTMENTS
May 31, 2010 (Unaudited)

SHARES	COMMON STOCKS - 20.08%	FAIR VALUE

	Computers - 5.11%
1,800	Apple, Inc. (a)	$462,888
17,300	SanDisk Corp. (a)	806,526
		1,269,414
	Home Furnishings - 2.67%
20,000	Temper-Pedic International, Inc. (a)	664,000

	Internet - 4.74%
10,600	NetFlix, Inc. (a)	1,178,190

	Mining - 3.76%
7,300	Goldcorp, Inc.	314,557
5,800	Newmont Mining Corp.	312,156
12,300	Pan American Silver Corp.	307,254
		933,967

	Retail - 1.89%
3,300	Chipotle Mexican Grill, Inc. (a)	469,524

	Toys/Games/Hobbies - 1.91%
11,800	Hasbro, Inc.	473,770

	Total Common Stocks (Cost $4,339,379)	4,988,865

SHARES	EXCHANGE-TRADED FUNDS - 58.76%	FAIR VALUE

86,000	ProShares Ultra Dow30	$3,580,180
63,800	ProShares Ultra QQQ (a)	3,690,192
119,200	ProShares Ultra Russell2000	3,723,808
99,600	ProShares Ultra S&P500	3,609,504
	Total Exchange-Traded Funds (Cost $14,300,735)	14,603,684

SHARES	MONEY MARKET FUND - 31.02%	FAIR VALUE

7,709,245	Fidelity Institutional Money Market Fund Class I, 0.26% (b) (Cost $7,709,245)	$7,709,245

	Total Investments at Value - 109.86% (Cost $26,349,359)	$27,301,794

	Liabilities in Excess of Other Assets, Net - (9.86)%	(2,451,346)

	Net Assets - 100.00%	$24,850,448

(a) Non-income producing security.
(b) Rate shown represents the rate at May 31, 2010, is subject to change and resets daily.
ADR - America Depository Receipt.

The accompanying notes are an integral part of this schedule of investments.

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — May 31, 2010 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds’ significant accounting policies.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation — Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day.  If no sales are reported, the average of the last bid and ask price is used.  If no average price is available, the last bid price is used.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below.  When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, when valued using market quotations in an active market, are categorized as level 1 securities.  However, fair value may be determined using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities would be categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider  interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1.  Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, ASC 820 (formerly FASB Statement No. 157), the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  The three levels of the fair value hierarchy under ASC 820 are described below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — May 31, 2010 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES (continued)

The following is a summary of the inputs used to value the Funds’ investments at fair value as of May 31, 2010:

Fixed Income Fund
Security Classification(a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
U.S. Government and Agency Obligations	$—	$11,333,222	$11,333,222
Corporate Bonds	9,205,408	4,855,104	14,060,512
Mortgage-Backed Securities	—	6,630,529	6,630,529
Municipal Obligations	—	160,155	160,155
Money Market Funds	2,092,745	—	2,092,745
Totals	$11,298,153	$22,979,010	$34,277,163

Quality Growth Fund
Security Classification(a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks(b)	$25,341,002	$—	$25,341,002
Money Market Funds	134,542	—	134,542
Totals	$25,475,544	$—	$25,475,544

Select Value Fund
Security Classification(a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks(b)	$8,118,576	$—	$8,118,576
Money Market Funds	709,705	—	709,705
Totals	$8,828,281	$—	$8,828,281

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — May 31, 2010 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES (continued)

Value Fund
Security Classification(a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks(b)	$14,541,995	$—	$14,541,995
Money Market Funds	873,970	—	873,970
Totals	$15,415,965	$—	$15,415,965

Informed Investor Growth Fund
Security Classification(a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks(b)	$4,988,865	$—	$4,988,865
Exchange-Traded Funds	14,603,684	—	14,603,684
Money Market Funds	7,709,245	—	7,709,245
Totals	$27,301,794	$—	$27,301,794

(a)
As of and during the period ended May 31, 2010, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.

2. TAX MATTERS

The following information is based upon the federal income tax cost of the investment securities as of May 31, 2010:

		Gross	Gross	Net
		Unrealized	Unrealized	Unrealized
Fund	Cost	Appreciation	Depreciation	Appreciation
Fixed Income Fund	$32,718,824	$1,595,471	$(37,132)	$1,558,339
Quality Growth Fund	23,345,709	3,169,303	(1,039,468)	2,129,835
Select Value Fund	8,257,331	1,314,823	(743,873)	570,950
Value Fund	13,066,933	3,407,127	(1,058,095)	2,349,032
Informed Investor Growth Fund	26,499,850	1,008,242	(206,298)	801,944

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — May 31, 2010 (Unaudited)

2. TAX MATTERS (continued)

The difference between the federal income tax cost of portfolio investments and the financial statement cost for Quality Growth Fund and Informed Investor Growth Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

3. SECTOR RISK

When the Funds emphasize one or more economic sectors, it may be more susceptible to the financial, market, or economic events affecting the particular issuers and industries in which they invest than funds that do not emphasize particular sectors. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

Item 2.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Monteagle Funds

By:	/s/ Paul B. Ordonio
Name:	Paul B. Ordonio
Title:	President
Date:	July 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul B. Ordonio
Name:	Paul B. Ordonio
Title:	President
Date:	July 27, 2010

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Treasurer
Date:	July 27, 2010